APPENDIX I

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.

1.       Name and address of issuer:

         TIAA Separate Account VA-1
         730 Third Avenue
         New York, NY 10017-3206

2.       Name of each series or class of funds for which this notice is filed:

         Stock Index Account

3.       Investment Company Act File Number:  811-8520

         Securities Act File Number:   33-79124

4.       Last day of fiscal year for which this notice is filed:

         December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               None

9. Number and aggregate sale price of securities sold during the fiscal year:

                  Number of shares:                           3,851,585
                  Aggregate sales price:                   $185,194,194

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  Number of shares:                           3,851,585
                  Aggregate sales price:                   $185,194,194

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                           None

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year in reliance on
                  rule 24f-2 (from Item 10):                     $ 185,194,194
                                                                 -------------

        (ii)      Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):           +     -0-
                                                                 -------------

       (iii)      Aggregate price of shares redeemed or
                  repurchased during the fiscal year
                  (if applicable):                               -  29,716,953
                                                                 -------------

        (iv)      Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant
                  to rule 24e-2 (if applicable):                 +    -0-
                                                                 -------------

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)]
                  (if applicable):                                 155,477,241
                                                                 -------------

        (vi)      Multiplier prescribed by Section
                  6(b) of the Securities Act of 1933
                  or other applicable law or regulation
                  (see Instruction C.6):                         x      1/3300
                                                                 -------------

       (vii)      Fee due [line (i) or line (v)
                  multiplied by line (vi)]:                          47,114.32
                                                                 =============

Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 12, 1997






                                                    SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                                       /S/Richard L. Gibbs
                                                       ------------------------
                                                       Richard L. Gibbs
                                                       Executive Vice President



         Date February 13, 1997
              -----------------

[TIAA-CREF LOGO]                             Charles H. Stamm
                                             Executive Vice President and
                                             General Counsel
                                             (212) 916-4700


                                                     February 13, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                  Re: Rule 24f-2 Notice for TIAA Separate Account VA-1 (Registration No. 33-79124)
                  ------------------------------------------------------

Ladies and Gentlemen:

   It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite in number were legally issued and non-assessable. The variable annuity contracts contemplate but do not require the payment of additional premiums. Therefore, they may not be deemed to be fully paid.

                                     Very truly yours,

                                        /s/ Charles H. Stamm
                                     Charles H. Stamm
                                     Executive Vice President
                                           and General Counsel